Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Achilles Therapeutics plc
Entity Central Index Key	0001830749
Current Fiscal Year End Date	--12-31
Entity File Number	001-40299
Entity Address, Address Line One	245 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W6 8PW
Entity Address, Country	GB